Statements of Consolidated Shareholders Equity (Parenthetical) (USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Statement of Stockholders' Equity [Abstract]
Cash dividends per common share	$ 1.56	$ 1.28	$ 1.14